Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Total Payments
Total	$ 17,300	$ 17,300
UNITED STATES | U.S. Federal Government
Total	$ 17,300	$ 17,300